INCOME TAX (Details 2)	12 Months Ended
Dec. 31, 2022 CAD ($)
Within one year
Statement [Line Items]
Tax losses	$ 0
Resource pools	0
Other	0
One to Five Years
Statement [Line Items]
Tax losses	0
Resource pools	0
Other	3,059,000
After Five Years
Statement [Line Items]
Tax losses	320,663,000
Resource pools	0
Other	0
No Expiry Date
Statement [Line Items]
Tax losses	38,643,000
Resource pools	93,688,000
Other	190,000
Pebble Services Inc.
Statement [Line Items]
Tax losses	359,306,000
Resource pools	93,688,000
Other	$ 3,249,000